U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

--------------------------------------------------------------------------------
1.        Name and address of issuer:  MFS Series Trust II
                                       500 Boylston Street
                                       Boston, MA 02116

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
          issuer, check the box but do not list series or classes):   X

--------------------------------------------------------------------------------
3.        Investment Company Act File Number:  811-4775
          Securities Act File Number:           33-7637

--------------------------------------------------------------------------------
4(a).     Last day of fiscal year for which this notice is filed:
          November 30, 2000

--------------------------------------------------------------------------------
4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
--------------------------------------------------------------------------------
4(c). Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold               $41,484,403,601
          during the fiscal year pursuant to                    ________________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                $39,853,620,888
          or repurchased during the fiscal year:                ________________

  (iii)   Aggregate price of securities redeemed or             $
          repurchased during any prior fiscal year              ________________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items         $39,853,620,888
          5(ii) and 5(iii)]:                                    ________________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)    $ 1,630,782,713
          [subtract  Item 5(iv)from Item5(i)]:                  ________________

   (vi)   Redemption credits available for use in future        $    33,182,559
          years -if Item 5(i) is less than item 5(iv)         (see cover letter)
          [subtract Item5(iv) from Item 5(i)]:                 ________________

  (vii)   Multiplier for determining registration fee          x    0.00025
          (See Instruction C.9):                                ________________

 (viii)   Registration fee due [multiply item 5(v) by Item     =$   407,695.68
          5 (vii)] (enter "0" if no fee is due):                ________________
--------------------------------------------------------------------------------
6.        Prepaid Shares

          If the response to Item 5(i) was  determined by
          deducting an amount of securities that were
          registered under the Securities Act of 1993 pursuant
          to rule 24e-2 as in effect before October 11, 1997,
          then report the amount of securities (number of
          shares or other units) deducted here:  If there is
          a number of shares or other units that were
          registered  pursuant to rule 24e-2 remaining unsold
          at the end of the fiscal year for which this form
          is filed that are available for use by the issuer in
          future fiscal years, then state that number here:     ________________

--------------------------------------------------------------------------------

7.        Interest due - if this Form is being filed more
          than 90 days after the end of the issuer's           +$    - 0 -
          fiscal year (see Instruction D):                     _________________

--------------------------------------------------------------------------------
8.        Total of the amount of the registration fee due      =$ 407,695.68
          plus any interest due [line 5(viii) plus line 7]:     ________________

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          Method of Delivery - Wire transfer previously paid on 02/13/01

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)*/s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY AND
                               ASSISTANT CLERK
--------------------------------------------------------------------------------
                              James R. Bordewick, Jr., Assistant Secretary and
                                Assistant Clerk
--------------------------------------------------------------------------------

Date: August 3, 2001
--------------------------------------------------------------------------------

*Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------








                                        August 3, 2001


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  Amended  Rule  24f-2  Notice  for MFS  Series  Trust  II  (File  Nos.:
          811-4775; 33-7637)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 is one copy of the Trust's amended Rule 24f-2 Notice with respect to its fiscal year ended November 30, 2000. The original Notice was filed on February 26, 2001 (accession number 912938-01-00027). Since that time we determined that, with respect to one of the series of the Trust, MFS Intermediate Income Fund, shares converted to the successor fund in an acquisition on May 22, 2000 were inadvertently omitted from item 5(ii) of the form. The purpose of this amended Notice is to make these redemption credits (shown in item 5(vi)) available to the Trust for use in future years.

     No fee is payable under Rule 24f-2 in connection with this filing, as the fee was previously paid in connection with the initial filing made on February 26, 2001.

     Please contact me collect at 617-954-5180 should you have any questions concerning this Notice.

                                        Very truly yours,





                                        ANNAMARIE D'ANGELO
                                        Annamarie D'Angelo
                                        Vice President & Legal Operations
                                          Manager

Enclosures